DoubleLine Real Estate and Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 15.0%
1,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	5.60	% (a)	07/25/2034	966,367
500,000	Ocean Trails, Series 2020-10A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.30	% (a)	10/15/2034	482,537

Total Collateralized Loan Obligations (Cost $1,500,000)					1,448,904

Foreign Corporate Bonds - 5.4%
15,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	14,836
70,000	Bank of Montreal	4.98	% (b)	03/08/2024	69,683
35,000	Bank of Nova Scotia	0.65%		07/31/2024	32,650
80,000	BAT International Finance PLC	1.67%		03/25/2026	70,975
75,000	Canadian Pacific Railway Company	1.35%		12/02/2024	69,961
65,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	64,669
10,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	9,844
55,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	54,804
70,000	Royal Bank of Canada	3.38%		04/14/2025	67,704
75,000	Toronto-Dominion Bank	0.70%		09/10/2024	69,846

Total Foreign Corporate Bonds (Cost $551,966)					524,972

Non-Agency Commercial Mortgage Backed Obligations - 16.7%
59,635	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	6.29	% (a)	09/15/2037	58,064
100,000	BXHPP Trust, Series 2021-FILM-D (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.82	% (a)	08/15/2036	89,028
277,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	7.34	% (a)	08/20/2035	263,915
172,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-C	4.52	% (c)	08/10/2048	153,934
100,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.33	% (c)	07/10/2048	92,733
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.53	% (a)(c)	02/15/2046	373,295
279,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	7.07	% (a)	11/15/2035	240,593
100,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	5.98	% (a)	02/15/2039	93,451
96,459	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	5.99	% (a)	02/15/2039	91,370
100,000	Soho Trust, Series 2021-SOHO-B	2.70	% (a)(c)	08/10/2038	73,494
100,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	86,085

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,884,165)					1,615,962

US Corporate Bonds - 26.6%
35,000	American Express Company	3.38%		05/03/2024	34,306
35,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	5.18%		03/04/2025	34,989
70,000	Athene Global Funding	4.90	% (a)(b)	05/24/2024	68,794
45,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	5.56%		03/05/2024	44,979

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	4.64%		04/22/2025	19,753
30,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	29,265
60,000	Broadcom, Inc.	3.15%		11/15/2025	56,898
15,000	Broadcom, Inc.	3.88%		01/15/2027	14,210
70,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	68,626
70,000	Charles Schwab Corporation	5.30	% (b)	03/03/2027	68,180
50,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	5.78%		06/01/2024	50,075
20,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	18,442
30,000	Comcast Corporation	5.25%		11/07/2025	30,426
10,000	Conagra Brands, Inc.	4.30%		05/01/2024	9,868
65,000	Dollar Tree, Inc.	4.00%		05/15/2025	63,516
30,000	Elevance Health, Inc.	3.50%		08/15/2024	29,281
45,000	Energy Transfer LP	5.88%		01/15/2024	45,127
20,000	Energy Transfer LP	4.50%		04/15/2024	19,725
5,000	Energy Transfer LP	4.05%		03/15/2025	4,847
75,000	Entergy Louisiana LLC	0.95%		10/01/2024	69,862
70,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	70,650
70,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	68,994
70,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	67,375
70,000	HCA, Inc.	5.00%		03/15/2024	69,631
70,000	JPMorgan Chase & Company	3.90%		07/15/2025	68,502
35,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	5.27%		04/26/2026	34,696
75,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	71,229
50,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	49,305
65,000	Magallanes, Inc.	3.79	% (a)	03/15/2025	62,138
70,000	Marriott International, Inc.	3.60%		04/15/2024	68,633
70,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	69,062
75,000	Microchip Technology, Inc.	0.97%		02/15/2024	71,254
65,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	64,566
20,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	18,237
65,000	Oracle Corporation	5.80%		11/10/2025	66,527
40,000	Pacific Gas and Electric Company	3.25%		02/16/2024	39,060
30,000	Pacific Gas and Electric Company	4.95%		06/08/2025	29,565
65,000	Parker-Hannifin Corporation	3.65%		06/15/2024	63,636
75,000	Penske Truck Leasing Company LP	2.70	% (a)	11/01/2024	70,748
75,000	Republic Services, Inc.	2.50%		08/15/2024	71,918
70,000	Royalty Pharma PLC	0.75%		09/02/2023	67,833
75,000	Southern California Edison Company	5.15	% (b)	04/01/2024	74,486
75,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	72,397
70,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.46%)	4.26%		07/28/2026	68,848
20,000	UnitedHealth Group, Inc.	5.15%		10/15/2025	20,250
15,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	14,534
70,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	5.71%		05/15/2025	70,592

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
70,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	68,881
70,000	Welltower, Inc.	3.63%		03/15/2024	68,534
75,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	69,779

Total US Corporate Bonds (Cost $2,673,001)					2,573,029

US Government and Agency Obligations - 16.5%
1,650,000	United States Treasury Notes	3.25%		06/30/2027	1,595,988

Total US Government and Agency Obligations (Cost $1,637,087)					1,595,988

Short Term Investments - 38.7%
568,344	First American Government Obligations Fund - Class U	4.10	% (d)		568,344
568,344	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (d)		568,344
568,344	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (d)		568,344
2,100,000	United States Treasury Bills	0.00	% (e)	10/05/2023	2,029,128

Total Short Term Investments (Cost $3,737,695)					3,734,160

Total Investments - 118.9% (Cost $11,983,914)					11,493,015
Liabilities in Excess of Other Assets - (18.9)%					(1,830,824)

NET ASSETS - 100.0%					$9,662,191

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Seven-day yield as of period end

(e)	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	38.7%
US Corporate Bonds	26.6%
Non-Agency Commercial Mortgage Backed Obligations	16.7%
US Government and Agency Obligations	16.5%
Collateralized Loan Obligations	15.0%
Foreign Corporate Bonds	5.4%
Other Assets and Liabilities	(18.9)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	38.7%
Non-Agency Commercial Mortgage Backed Obligations	16.7%
US Government and Agency Obligations	16.5%
Collateralized Loan Obligations	15.0%
Banking	9.7%
Transportation	2.2%
Utilities	2.2%
Technology	2.2%
Healthcare	2.1%
Insurance	1.7%
Retailers (other than Food/Drug)	1.2%
Media	1.0%
Automotive	0.9%
Finance	0.9%
Food Products	0.8%
Mining	0.8%
Energy	0.7%
Environmental Control	0.7%
Beverage and Tobacco	0.7%
Commercial Services	0.7%
Telecommunications	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Real Estate	0.7%
Pharmaceuticals	0.7%
Diversified Manufacturing	0.7%
Other Assets and Liabilities	(18.9)%

100.0%

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	01/05/2023	600,000	$(10,341)
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	09/21/2023	11,000,000	(1,794,792)

							$(1,805,133)

(1)

The DigitalBridge Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of December 31, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/33/en/indices/details.app;ticker=BXIICCRE.

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.